FINANCIAL INSTRUMENTS - Summary of Additional Information Related to Authorization of Undiscounted Contractual Obligations and Commercial Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of liquidity risk [line items]
Loans and financing	$ 2,593.8	$ 2,491.1
Trade accounts payable	1,116.8	966.3
Trade accounts payable - Supplier finance arrangements	62.9	43.3
Derivative financial instruments	64.8	$ 103.8
Liquidity risk
Disclosure of liquidity risk [line items]
Loans and financing	4,015.7
Trade accounts payable	1,116.8
Trade accounts payable - Supplier finance arrangements	62.9
Lease liabilities	118.1
Other payables	231.6
Derivative financial instruments	64.8
Total	5,609.9
Liquidity risk | Less than one year
Disclosure of liquidity risk [line items]
Loans and financing	199.8
Trade accounts payable	1,116.8
Trade accounts payable - Supplier finance arrangements	62.9
Lease liabilities	20.7
Other payables	140.2
Derivative financial instruments	5.4
Total	1,545.8
Liquidity risk | One to three years
Disclosure of liquidity risk [line items]
Loans and financing	585.6
Trade accounts payable	0.0
Trade accounts payable - Supplier finance arrangements	0.0
Lease liabilities	44.2
Other payables	88.5
Derivative financial instruments	59.0
Total	777.3
Liquidity risk | Three to five years
Disclosure of liquidity risk [line items]
Loans and financing	669.0
Trade accounts payable	0.0
Trade accounts payable - Supplier finance arrangements	0.0
Lease liabilities	21.0
Other payables	0.3
Derivative financial instruments	0.0
Total	690.3
Liquidity risk | More than five years
Disclosure of liquidity risk [line items]
Loans and financing	2,561.3
Trade accounts payable	0.0
Trade accounts payable - Supplier finance arrangements	0.0
Lease liabilities	32.2
Other payables	2.6
Derivative financial instruments	0.4
Total	2,596.5
Liquidity risk | Carrying amount
Disclosure of liquidity risk [line items]
Loans and financing	2,593.8
Trade accounts payable	1,116.8
Trade accounts payable - Supplier finance arrangements	62.9
Lease liabilities	118.1
Other payables	231.6
Derivative financial instruments	64.8
Total	$ 4,188.0